Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	6.9448	6.4917
Items in the statements of income and comprehensive income, and statements of cash flows	6.6441	6.2288